Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	$ 160	$ 173	$ 317	$ 335
Purchase of goods and services	603	594	1,241	1,243
Total operating costs	$ 763	$ 767	$ 1,558	1,578
Employee-related restructuring costs				$ 1